Equity (Details) (USD $)	0 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended
	Sep. 19, 2013	Jun. 30, 2014	Sep. 19, 2013	Dec. 31, 2013	Jun. 30, 2014	Jun. 25, 2014	May 23, 2014	Jul. 12, 2013	Nov. 30, 2007
Class of Stock [Line Items]
Common stock, shares authorized		500,000,000		500,000,000	500,000,000
Common stock, par value per share		$ 0.0001		$ 0.0001	$ 0.0001
Stock repurchase program, authorized amount								$ 60,000,000
Treasury share repurchases		11,421,722		5,767,159
Treasury shares, shares	14,264,896		14,264,896
Treasury stock, value	19,434,281	14,507,203	19,434,281	3,085,481	14,507,203
Shares repurchased, average cost per share			$ 1.36
Number of shares issued	12,000,000
Proceeds from issuance of common shares	32,880,000
Dividends per share		$ 0.025		$ 0.025
Distribution of dividends to common shareholders		7,827,136		14,724,740
Treasury Shares [Member]
Class of Stock [Line Items]
Treasury share repurchases, shares		4,902,932		2,629,716
2007 Plan [Member]
Class of Stock [Line Items]
Options granted					907,000
Exercise price of options granted					$ 1.21
Weighted-average fair value of options granted					$ 0.89
Total expected compensation cost, net of expected forfeitures					805,977
2007 Plan [Member] | Service Condition Shares [Member]
Class of Stock [Line Items]
Stock options granted, expiration date						Jun. 25, 2024
Options granted						600,000
Exercise price of options granted						$ 2.045
Weighted-average fair value of options granted						$ 0.52
Total expected compensation cost, net of expected forfeitures						311,098
Vesting period for plan						36 months
2007 Plan [Member] | Maximum [Member]
Class of Stock [Line Items]
Total number of shares authorized									10,000,000
2007 Plan [Member] | Exercise Price One [Member]
Class of Stock [Line Items]
Exercise of share options, shares				15,124
Options exercised, price				$ 2.50
2007 Plan [Member] | Exercise Price Two [Member]
Class of Stock [Line Items]
Exercise of share options, shares				406,666
Options exercised, price				$ 1.87
2007 Plan [Member] | Exercise Price Three [Member]
Class of Stock [Line Items]
Exercise of share options, shares				200,000
Options exercised, price				$ 1.80
2007 Plan [Member] | Exercise Price Four [Member]
Class of Stock [Line Items]
Exercise of share options, shares		33,000		4,082,020
Options exercised, price		$ 1.21		$ 1.21	$ 1.21
2014 Restricted Stock Unit Plan [Member] | Restricted Stock [Member]
Class of Stock [Line Items]
Total number of shares authorized							10,000,000
Restricted shares granted							4,234,884
Fair value of awards to be recognized							8,000,000
Share-based compensation		$ 200,000
Vesting period for plan		3 years